U.S. Government Securities Fund®
Investment portfolio
November 30, 2024
unaudited

Bonds, notes & other debt instruments 93.89% Mortgage-backed obligations 54.75% Federal agency mortgage-backed obligations 54.69%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD4	$4
Fannie Mae Pool #256993 6.50% 11/1/2027[1]	40	41
Fannie Mae Pool #257055 6.50% 12/1/2027[1]	83	84
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	7	8
Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	3	3
Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	136	139
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	72	70
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	97	94
Fannie Mae Pool #735571 8.00% 11/1/2031[1]	17	17
Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	331	316
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	252	241
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	5	5
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,285	3,056
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	9,275	8,637
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	13	13
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	1,304	1,270
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	3,068	2,998
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	2,599	2,539
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,641	2,579
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	5,301	5,177
Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	291	284
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	7	7
Fannie Mae Pool #888372 6.50% 4/1/2037[1]	11	11
Fannie Mae Pool #256810 6.50% 7/1/2037[1]	24	25
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	13	13
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,425	2,367
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	33	34
Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	37	38
Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	30	30
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	108	111
Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	83	84
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	30	30
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,545	2,184
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,866	2,455
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	182	180
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	27,034	23,038
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	516	522
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	268	272
U.S. Government Securities Fund — Page 1 of 28

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	USD137	$138
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	13,002	11,074
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,998	4,254
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	1,750	1,494
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	96,491	82,016
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,751	7,468
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	237	240
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	201	193
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	145	147
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	57	57
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	44,205	37,492
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	36	36
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	20	19
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	15,654	13,271
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	8,898	7,542
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,849	2,421
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	233	218
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	106	99
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	41	39
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	58	54
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	6,819	6,170
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,044	976
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	225	209
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	146	136
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	67	63
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	321	298
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	616	569
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	118,266	109,632
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	70	67
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	6	5
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	116	104
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	5,641	5,021
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	335	309
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	9,325	8,599
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	122	109
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	507	468
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	136	126
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	68	63
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	65	60
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	24	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	49	46
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	7,833	7,223
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,082	1,030
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	129	122
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	37	35
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	167	162
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	381	351
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	683	650
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	933	888
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	247	235
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	93	91
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	140	136
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,574	1,505
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	1,960	1,808
U.S. Government Securities Fund — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	USD2,916	$2,993
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	30,561	28,230
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	9,594	8,847
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	3,931	3,626
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,691	2,480
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,017	938
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	9,550	8,476
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,139	4,746
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,822	2,603
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,012	1,788
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	9,400	8,357
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,668	1,542
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,257	5,561
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,044	2,702
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,041	1,742
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	9,342	7,966
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	454	381
Fannie Mae Pool #BQ1607 2.50% 9/1/2050[1]	152	128
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	355	315
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,008	3,272
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	1,983	1,690
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	22,122	18,883
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,423	1,960
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	939	755
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	8,606	7,338
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	9,774	7,993
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,695	5,408
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	114	92
Fannie Mae Pool #BR7222 2.50% 4/1/2051[1]	19,636	16,454
Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	1,320	1,106
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	29,248	26,014
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	68	54
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,397	4,571
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,599	2,309
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	160	129
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	18,103	15,297
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,011	1,710
Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	492	413
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	298	264
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	7,393	6,257
Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	15,094	12,648
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,755	3,026
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	535	435
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	12,559	10,681
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,898	5,046
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	17,806	15,762
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	13,080	11,549
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	5,611	4,953
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,684	1,354
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	37,507	32,301
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	17,000	14,255
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	13,060	11,076
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,456	5,513
U.S. Government Securities Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	USD2,809	$2,387
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,343	1,140
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,071	910
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,048	891
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	38,655	34,352
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	8,818	7,867
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,642	1,451
Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	406	340
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	18,499	16,310
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,431	5,976
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,002	5,661
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	4,797	3,854
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,105	1,787
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,336	4,737
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,762	1,419
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,732	1,391
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,704	1,372
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	21,479	17,255
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	7,703	6,197
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	2,943	2,371
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,290	1,037
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	33,953	31,828
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	32,721	30,656
Fannie Mae Pool #BW3570 4.00% 6/1/2052[1]	111	104
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	2,680	2,153
Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	296	277
Fannie Mae Pool #CB4020 4.00% 7/1/2052[1]	39	37
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,381	4,315
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	73,751	69,069
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	8,729	8,389
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,125	5,925
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,111	1,069
Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	5,310	4,975
Fannie Mae Pool #FS3393 4.00% 10/1/2052[1]	145	135
Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	103	96
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	7,445	7,163
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	8,714	8,729
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	7,740	7,755
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	238	245
Fannie Mae Pool #FS5635 4.00% 11/1/2052[1]	101	95
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	41,003	39,458
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	3,415	3,285
Fannie Mae Pool #BW1403 5.00% 12/1/2052[1]	62,147	61,162
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	292	287
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	12,603	12,625
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	807	809
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	418	423
Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]	90	91
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	40,969	38,405
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	25,993	25,008
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	5,663	5,441
Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	143	137
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	57,232	57,971
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	12,689	12,920
U.S. Government Securities Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	USD898	$909
Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,468	2,543
Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	374	350
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,176	1,131
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	16,385	16,407
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	9,646	9,912
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	3,297	3,342
Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	5,084	5,227
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	277	273
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	5,831	5,854
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	5,788	5,811
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	4,067	4,072
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	478	481
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	422	422
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	10,928	11,093
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	8,049	8,155
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	5,804	5,877
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	2,682	2,715
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,080	1,037
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	310	305
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	37,662	37,657
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	6,890	6,897
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	5,962	5,970
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,540	1,541
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	17,536	17,752
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	8,131	8,284
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,064	5,252
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	2,248	2,105
Fannie Mae Pool #BX9806 5.00% 5/1/2053[1]	38,844	38,196
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	13,513	13,281
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,509	4,439
Fannie Mae Pool #BY1247 5.00% 5/1/2053[1]	840	826
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	11,010	11,010
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	6,097	6,119
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,704	1,705
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	296	296
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	84	85
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	142,258	144,011
Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]	362	366
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	318	322
Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	9,462	9,720
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	3,307	3,180
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	26,707	26,244
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	51,738	51,733
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	20,981	21,011
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	68,001	68,964
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	40,819	41,363
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	24,770	25,181
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	18,835	19,083
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	6,566	6,653
Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]	1,056	1,070
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	228	231
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	29,917	30,926
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	10,788	11,088
U.S. Government Securities Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	USD7,757	$7,963
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	5,807	4,672
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	50,654	48,694
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	4,085	3,927
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	2,348	2,308
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	137	135
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	92,789	92,828
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,194	4,257
Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	3,264	3,327
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	403	408
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	6,479	6,227
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	98	98
Fannie Mae Pool #BY8355 6.00% 8/1/2053[1]	10,895	11,052
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	1,480	1,501
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	32,809	33,213
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	1,671	1,692
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	89,543	91,912
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	10,241	10,372
Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,567	4,654
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	8,820	9,085
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	3,093	3,171
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	9,671	9,051
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	63,584	62,461
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,537	3,536
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	1,108	1,108
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	35,863	36,346
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	25,124	25,465
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	12,068	12,221
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	9,525	9,829
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	4,520	4,653
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,537	2,536
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	258	258
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	9,197	9,313
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	5,562	5,636
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	189,010	194,179
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	7,219	7,450
Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	30,000	28,077
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	21,362	21,650
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	14,221	14,397
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	23,820	24,460
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	19,855	20,456
Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,219	1,259
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	31,367	30,144
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	806	805
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	65,715	66,587
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	28,266	28,641
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,497	7,592
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	1,586	1,606
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	28,766	29,552
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	25,774	26,475
Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	5,043	5,204
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	7,289	6,822
Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	19,647	18,878
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	33,766	33,892
U.S. Government Securities Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	USD17,680	$17,756
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	11,350	11,409
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,876	6,872
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	30,492	30,953
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	27,613	28,149
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	8,459	8,626
Fannie Mae Pool #CB8226 6.50% 3/1/2054[1]	39,302	40,525
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,046	4,175
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	33,000	30,880
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	34,285	34,439
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,404	7,414
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	19,259	19,886
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	5,779	5,920
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,431	2,460
Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	26,042	26,802
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	20,753	21,261
Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	7,294	6,825
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	40,914	41,664
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	12,688	12,843
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,584	4,682
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,960	3,005
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	2,536	2,586
Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	3,047	3,126
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	2,948	3,047
Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	436	408
Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	2,933	2,940
Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	1,862	1,861
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	12,178	12,326
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	10,163	10,287
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	8,988	9,153
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	8,629	8,795
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	8,607	8,776
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	7,983	8,080
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	6,861	6,944
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	6,805	6,936
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	5,887	5,995
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	3,161	3,223
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	2,162	2,201
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	61,637	63,134
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	32,623	33,664
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	22,856	23,410
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	7,217	7,447
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	4,495	4,645
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	3,072	3,159
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,748	1,803
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	1,407	1,316
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	8,055	8,153
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,780	5,891
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	5,096	5,159
Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	5,067	5,129
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	3,298	3,348
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,974	3,019
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,304	2,349
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,936	1,959
U.S. Government Securities Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	USD1,751	$1,773
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	1,186	1,207
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	880	894
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	826	840
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	363,642	372,586
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	15,748	16,227
Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	2,730	2,821
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	1,023	1,054
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	15,201	15,205
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	8,895	8,931
Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	4,843	4,861
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	4,304	4,317
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	119	119
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	9,192	9,370
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	5,929	6,046
Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	5,202	5,304
Fannie Mae Pool #BU5048 6.00% 9/1/2054[1]	4,118	4,204
Fannie Mae Pool #FS9004 6.00% 9/1/2054[1]	1,257	1,277
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	709	722
Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	4,178	4,323
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	8,345	8,365
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	12,462	12,708
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	13,657	12,779
Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	12,602	11,829
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	368	381
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	16,658	15,002
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	6,557	5,906
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	10,833	9,757
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	6,902	6,217
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	22,622	19,393
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	18,341	15,039
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,509	4,336
Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	7,583	6,496
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	5,732	5,112
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,655	4,152
Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	7,849	7,296
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	54	55
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.129% 7/25/2036[1,3]	203	200
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]	71	71
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	24	24
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	181	157
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	252	222
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	297	277
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	48	47
Freddie Mac Pool #1H1354 6.977% 11/1/2036[1,3]	48	50
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,332	1,992
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	944	957
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,175	3,554
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	56,910	48,441
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	88,584	75,360
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,108	6,909
U.S. Government Securities Fund — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	USD6,427	$5,452
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	41,501	35,196
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,464	7,138
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	36,178	30,655
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	11,055	9,364
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	114,016	99,512
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	31	30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	243	227
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	358	335
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	280	261
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	2,949	2,672
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,249	1,161
Freddie Mac Pool #760012 3.923% 4/1/2045[1,3]	718	717
Freddie Mac Pool #760013 4.701% 4/1/2045[1,3]	398	401
Freddie Mac Pool #760014 3.404% 8/1/2045[1,3]	565	556
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	7,051	6,536
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,297	1,161
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,640	1,514
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,621	2,429
Freddie Mac Pool #760015 3.046% 1/1/2047[1,3]	1,345	1,288
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	459	420
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	518	474
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	679	627
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,397	1,289
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	495	457
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	456	420
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	396	366
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	378	349
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	339	313
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	258	238
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	205	190
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	128	119
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	119	110
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	21,271	20,269
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	142	131
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	621	591
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	557	531
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	286	273
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	255	236
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	150	139
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	112	103
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	934	889
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	274	267
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,166	1,138
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	595	581
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	415	404
Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]	8,599	7,653
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	9,000	8,297
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,494	1,377
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	6,165	5,685
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	3,553	3,276
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,486	1,321
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	443	408
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,581	3,308
U.S. Government Securities Fund — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	USD3,546	$3,275
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	5,243	5,094
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	62,805	57,876
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	374	331
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	12,519	10,124
Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	168	141
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	395	320
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	658	531
Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	18,298	15,345
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	24,743	20,134
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,254	4,450
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,415	1,255
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	5,786	4,925
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	1,869	1,656
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	475	420
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,182	4,218
Freddie Mac Pool #QC9944 2.50% 11/1/2051[1]	19,765	16,563
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,480	4,658
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,967	3,376
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	840	676
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,831	2,405
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	899	796
Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	430	345
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	408	328
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	26,315	24,266
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,899	1,735
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,916	1,540
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	265	213
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,209	1,878
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	15,801	13,977
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,748	1,404
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,277	1,086
Freddie Mac Pool #8D0226 2.538% 5/1/2052[1,3]	5,693	5,159
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	69,488	60,651
Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	3,081	2,481
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	35,027	30,598
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	14,129	13,593
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	33,958	29,647
Freddie Mac Pool #QE6074 4.00% 7/1/2052[1]	326	306
Freddie Mac Pool #QE5611 4.00% 7/1/2052[1]	122	115
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	50	47
Freddie Mac Pool #QE8992 4.00% 8/1/2052[1]	349	328
Freddie Mac Pool #SD1441 4.00% 8/1/2052[1]	191	180
Freddie Mac Pool #SD1382 4.00% 8/1/2052[1]	60	56
Freddie Mac Pool #QE6678 4.00% 8/1/2052[1]	50	46
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	2,344	2,254
Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	829	830
Freddie Mac Pool #QF1655 4.00% 9/1/2052[1]	69	65
Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]	12,580	12,103
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	10,963	10,548
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	2,740	2,635
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	1,612	1,551
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	53,447	52,638
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	31,446	29,447
U.S. Government Securities Fund — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	USD41,140	$39,570
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	15,978	15,373
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	1,061	1,020
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	22,722	22,372
Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	46,826	43,903
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	18,764	18,417
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	872	839
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	26,632	26,665
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	52,168	51,360
Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]	902	902
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	345	345
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	62,039	63,879
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	107	100
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	206,572	203,358
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	169,718	171,806
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	657	668
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	2,649	2,482
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	9,523	9,540
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	17,322	17,559
Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]	1,828	1,832
Freddie Mac Pool #RA8748 6.00% 3/1/2053[1]	11,623	11,849
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	753	724
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,112	7,001
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	476	468
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,087	12,083
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	11,479	11,627
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	5,791	5,869
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	4,917	4,602
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	1,096	1,055
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	6,980	6,858
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	16,223	16,234
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	5,595	5,627
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	5,446	5,453
Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]	4,091	4,106
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	101,008	102,283
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	11,263	11,412
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	18,012	17,697
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	69,789	69,815
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	36,094	36,122
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	567	569
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	41	42
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	244,578	247,592
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	11,721	11,894
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,639	5,748
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,345	5,442
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	3,680	3,727
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,617	3,662
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,596	2,676
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	11,043	11,399
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	9,950	10,209
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	9,069	9,405
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	8,969	9,308
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	6,416	6,666
U.S. Government Securities Fund — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD4,828	$5,002
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	3,391	3,484
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	2,932	3,079
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	340	334
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	266,128	266,318
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	9,570	9,580
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	26,185	26,508
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	153	157
Freddie Mac Pool #RA9381 6.50% 7/1/2053[1]	18,688	19,259
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	7,280	6,815
Freddie Mac Pool #SD8348 5.00% 8/1/2053[1]	55,507	54,556
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	12,036	11,823
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	14,829	14,960
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	273,935	277,478
Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]	11,704	11,849
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	3,601	3,655
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	1,247	1,264
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	19,381	19,374
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	23,209	23,551
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	64,970	65,811
Freddie Mac Pool #SD4546 6.00% 10/1/2053[1]	28,208	28,611
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	165,950	169,981
Freddie Mac Pool #RJ0108 6.50% 10/1/2053[1]	42,478	43,718
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,609	9,234
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	36,038	35,398
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	12,271	12,422
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	6,536	6,734
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,514	10,102
Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	3,164	2,542
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	5,455	5,105
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,258	2,170
Freddie Mac Pool #SD4699 6.00% 1/1/2054[1]	52,740	53,535
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	18,916	19,151
Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	6,567	6,694
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	6,148	6,313
Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	5,676	5,857
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,031	5,167
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	2,209	2,068
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	2,185	2,184
Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	17,327	17,668
Freddie Mac Pool #RJ0940 6.00% 2/1/2054[1]	14,039	14,225
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	7,668	7,763
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	5,425	5,492
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	3,702	3,768
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	22,579	23,194
Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	19,000	17,782
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	27,740	27,724
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	16,736	16,780
Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	41,382	42,142
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,036	2,064
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	6,047	6,204
Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	5,454	5,240
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	8,191	8,227
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,389	1,389
U.S. Government Securities Fund — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	USD12,467	$12,695
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,269	1,288
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	951	969
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,540	5,717
Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	2,680	2,751
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	6,836	6,852
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	8,572	8,706
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,743	1,777
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	55	56
Freddie Mac Pool #SD8433 6.50% 5/1/2054[1]	52,999	54,287
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	33,344	34,332
Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	17,251	17,754
Freddie Mac Pool #SD5419 6.50% 5/1/2054[1]	4,539	4,671
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,171	8,031
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,958	1,963
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,650	27,138
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	4,343	4,412
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	3,010	3,071
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	28	28
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	68,286	70,052
Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	39,704	40,946
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	14,141	14,560
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	9,233	9,528
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	7,602	7,785
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,978	5,147
Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	3,428	3,207
Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	1,435	1,438
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	19,947	20,457
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	14,789	15,010
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	14,424	14,698
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	13,371	13,616
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	9,481	9,596
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	6,375	6,497
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	4,553	4,620
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	3,318	3,379
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,610	2,651
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	2,381	2,423
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	97,260	99,784
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	38,039	38,959
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	32,979	33,993
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,382	4,520
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	5,622	5,624
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,612	4,632
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	3,826	3,840
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	3,829	3,833
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,235	3,243
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,923	1,929
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	584	586
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	44,234	44,813
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	26,878	27,395
Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	26,218	26,722
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	23,788	24,254
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	20,345	20,649
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	16,278	16,594
U.S. Government Securities Fund — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	USD15,577	$15,852
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,615	3,686
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	3,364	3,405
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	243,788	249,797
Freddie Mac Pool #SD6530 6.50% 8/1/2054[1]	55,245	56,919
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	30,743	31,769
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	13,541	13,994
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	11,064	11,390
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,971	11,337
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	6,794	6,975
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,096	4,232
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,801	2,891
Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	1,164	1,194
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	8,898	8,900
Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	8,564	8,594
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	3,725	3,745
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	3,317	3,324
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	238	238
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[1]	33,850	34,449
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	12,446	12,666
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,936	7,071
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,526	6,651
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	5,921	6,048
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,860	3,917
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	2,817	2,860
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	102,014	104,528
Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	65,343	67,415
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	26,839	27,735
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	26,702	27,534
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	9,576	9,831
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,053	9,355
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	6,293	6,469
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,573	3,687
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	3,506	3,600
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,920	1,973
Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	835	860
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	448	461
Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	14,776	14,836
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	9,644	9,901
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	3,467	3,552
Freddie Mac Pool #QJ9488 4.00% 11/1/2054[1]	5,192	4,859
Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	5,185	4,852
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	12,120	11,643
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	8,442	8,110
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	5,021	4,928
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	12,419	12,422
Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	14,969	14,007
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	11,680	11,466
Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	3,700	3,637
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	4,483	4,494
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	2,702	2,700
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 5.17% 5/15/2036[1,3]	380	374
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,400
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,333
U.S. Government Securities Fund — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	USD560	$546
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	49,855
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	133	115
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	320	275
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	119	109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	13,400	12,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	8,957	7,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,795	1,575
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	15,092	14,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	15,250	13,995
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	9,483	8,091
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	9,791	8,776
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,550	4,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,168	3,029
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	10,653	9,500
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,568	1,393
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	2,497	2,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,890	7,016
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,912	2,771
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	17,338	16,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	9,068	8,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,020	3,580
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	397	378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	10,678	9,911
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	10,554	10,166
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	51,866	49,885
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	33,901	31,732
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	18,249	17,031
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	12,769	11,581
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,754
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	47,208	44,972
Government National Mortgage Assn. 3.00% 12/1/2054[1,4]	4,925	4,365
Government National Mortgage Assn. 3.50% 12/1/2054[1,4]	12,980	11,868
Government National Mortgage Assn. 4.00% 12/1/2054[1,4]	69,031	64,917
Government National Mortgage Assn. 4.50% 12/1/2054[1,4]	17,358	16,751
Government National Mortgage Assn. 5.00% 12/1/2054[1,4]	20,000	19,713
Government National Mortgage Assn. 5.50% 12/1/2054[1,4]	49,888	49,939
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	68	69
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	164	167
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	729	702
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	59	61
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	93	98
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	11	11
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	33	34
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	59	60
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	53	53
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	59	60
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	408	423
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	94	91
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	12	12
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	206	209
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	541	569
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	344	341
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	843	865
U.S. Government Securities Fund — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	USD123	$123
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	98	99
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	27	27
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,527	1,560
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	45	46
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	82	77
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	61	61
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	422	387
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,511	3,443
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	893	861
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	363	349
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	540	487
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	10	10
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	19	19
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	10,292	8,477
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	4,413	3,753
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	11,674	9,613
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	26,252	22,457
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,509	3,780
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	8,889	7,470
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	47,509	40,958
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	17,373	14,599
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	40,373	34,322
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	5,540	4,738
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	21,706	18,482
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	13,394	11,387
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	9,838	8,285
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	3,948	3,502
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	26,636	24,370
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	305	260
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,742	4,338
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	26,170	23,944
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	42,580	40,070
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	4,865	4,578
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	3,123	2,939
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	36,218	34,984
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	39,704	38,351
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	15,145	14,628
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	14,484	13,629
Government National Mortgage Assn. Pool #892950 5.589% 7/20/2060[1,3]	33	33
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	9	9
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
Government National Mortgage Assn. Pool #795471 5.044% 2/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #759735 4.741% 3/20/2062[1]	1	— [2]
Government National Mortgage Assn. Pool #767610 4.619% 11/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #767641 4.458% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #795533 4.778% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #894475 7.602% 10/20/2063[1,3]	337	344
Government National Mortgage Assn. Pool #AG8068 4.777% 1/20/2064[1]	1	1
Government National Mortgage Assn. Pool #894482 7.592% 2/20/2064[1,3]	434	445
Government National Mortgage Assn. Pool #AG8149 5.102% 6/20/2064[1,3]	23	23
Government National Mortgage Assn. Pool #AG8150 4.90% 7/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AG8155 5.172% 7/20/2064[1]	1	1
U.S. Government Securities Fund — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	USD— [2]	$— [2]
Government National Mortgage Assn. Pool #AG8156 5.55% 7/20/2064[1,3]	7	7
Government National Mortgage Assn. Pool #AG8194 4.389% 9/20/2064[1]	5	5
Government National Mortgage Assn. Pool #AG8189 5.171% 9/20/2064[1]	1	1
Government National Mortgage Assn. Pool #AL7438 4.68% 1/20/2065[1]	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	50	50
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.61% 5/20/2062[1,3]	114	114
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.227% 7/20/2062[1,3]	177	176
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.523% 10/20/2062[1,3]	114	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,502	4,141
Uniform Mortgage-Backed Security 2.00% 12/1/2039[1,4]	24,100	21,618
Uniform Mortgage-Backed Security 2.50% 12/1/2039[1,4]	4,600	4,237
Uniform Mortgage-Backed Security 4.00% 12/1/2039[1,4]	16,000	15,550
Uniform Mortgage-Backed Security 5.00% 12/1/2039[1,4]	10,000	10,022
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	18,855	17,378
Uniform Mortgage-Backed Security 2.00% 12/1/2054[1,4]	8,854	7,094
Uniform Mortgage-Backed Security 2.50% 12/1/2054[1,4]	101,638	85,072
Uniform Mortgage-Backed Security 3.00% 12/1/2054[1,4]	29,515	25,731
Uniform Mortgage-Backed Security 3.50% 12/1/2054[1,4]	143,451	130,043
Uniform Mortgage-Backed Security 4.00% 12/1/2054[1,4]	329,916	308,578
Uniform Mortgage-Backed Security 4.50% 12/1/2054[1,4]	31,112	29,878
Uniform Mortgage-Backed Security 5.00% 12/1/2054[1,4]	27,567	27,052
Uniform Mortgage-Backed Security 5.50% 12/1/2054[1,4]	22,167	22,143
Uniform Mortgage-Backed Security 6.00% 12/1/2054[1,4]	1	1
Uniform Mortgage-Backed Security 6.50% 12/1/2054[1,4]	701,848	718,590
Uniform Mortgage-Backed Security 7.00% 12/1/2054[1,4]	220,959	228,917
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	5,174	4,151
Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	20,651	17,300
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	21,310	19,325
		12,315,421
Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	14,788	14,220
Total mortgage-backed obligations		12,329,641
U.S. Treasury bonds & notes 37.71% U.S. Treasury 33.43%
U.S. Treasury 2.75% 2/28/2025	73,684	73,385
U.S. Treasury 4.625% 2/28/2025	73,684	73,700
U.S. Treasury 3.875% 3/31/2025	54,628	54,528
U.S. Treasury 2.75% 5/15/2025	250	248
U.S. Treasury 2.875% 5/31/2025	500	496
U.S. Treasury 4.25% 5/31/2025	81,165	81,097
U.S. Treasury 4.625% 6/30/2025	73,684	73,778
U.S. Treasury 3.125% 8/15/2025	32,000	31,715
U.S. Treasury 3.50% 9/15/2025	10,500	10,429
U.S. Treasury 3.00% 9/30/2025	31,160	30,818
U.S. Treasury 5.00% 9/30/2025	44,000	44,206
U.S. Treasury 3.00% 10/31/2025	2,665	2,632
U.S. Treasury 4.50% 11/15/2025	456	457
U.S. Treasury 0.375% 11/30/2025	15,620	15,018
U.S. Treasury 0.375% 12/31/2025	35,000	33,548
U.S. Treasury 4.25% 12/31/2025	235,000	234,743
U.S. Government Securities Fund — Page 17 of 28

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 1/31/2026	USD3,163	$3,022
U.S. Treasury 4.25% 1/31/2026	423,646	423,290
U.S. Treasury 4.625% 2/28/2026	130,000	130,480
U.S. Treasury 4.50% 3/31/2026	50,000	50,133
U.S. Treasury 4.875% 4/30/2026	130,000	131,066
U.S. Treasury 0.875% 6/30/2026	51,500	48,873
U.S. Treasury 4.50% 7/15/2026	173,408	174,119
U.S. Treasury 4.375% 7/31/2026	595,000	596,348
U.S. Treasury 0.75% 8/31/2026	22,810	21,490
U.S. Treasury 1.375% 8/31/2026	2,500	2,382
U.S. Treasury 4.625% 9/15/2026	134,603	135,544
U.S. Treasury 0.875% 9/30/2026	128,764	121,275
U.S. Treasury 3.50% 9/30/2026	136,000	134,321
U.S. Treasury 4.625% 11/15/2026	20,312	20,475
U.S. Treasury 4.375% 12/15/2026	114,366	114,779
U.S. Treasury 1.25% 12/31/2026	35,000	32,985
U.S. Treasury 4.125% 2/15/2027	6,600	6,593
U.S. Treasury 1.875% 2/28/2027	18,463	17,565
U.S. Treasury 4.50% 4/15/2027	48,461	48,832
U.S. Treasury 0.50% 4/30/2027	16,800	15,405
U.S. Treasury 2.375% 5/15/2027	48,800	46,803
U.S. Treasury 2.625% 5/31/2027	30,980	29,875
U.S. Treasury 0.50% 6/30/2027	14,000	12,766
U.S. Treasury 4.375% 7/15/2027	10,360	10,421
U.S. Treasury 2.75% 7/31/2027	56,000	54,055
U.S. Treasury 0.50% 8/31/2027	33,320	30,213
U.S. Treasury 0.375% 9/30/2027	45,000	40,539
U.S. Treasury 4.125% 9/30/2027	3,100	3,101
U.S. Treasury 3.875% 10/15/2027	2,427	2,411
U.S. Treasury 0.50% 10/31/2027	18,790	16,940
U.S. Treasury 0.625% 11/30/2027	3,100	2,798
U.S. Treasury 3.875% 11/30/2027	44,000	43,704
U.S. Treasury 3.875% 12/31/2027	166,000	164,872
U.S. Treasury 4.00% 2/29/2028	46,435	46,266
U.S. Treasury 1.25% 3/31/2028	29,390	26,783
U.S. Treasury 3.50% 4/30/2028	65,869	64,588
U.S. Treasury 1.25% 5/31/2028	6,300	5,716
U.S. Treasury 3.625% 5/31/2028	77,537	76,310
U.S. Treasury 1.25% 6/30/2028	83,010	75,153
U.S. Treasury 4.00% 6/30/2028	84,653	84,346
U.S. Treasury 4.125% 7/31/2028	224,000	224,035
U.S. Treasury 1.125% 8/31/2028	50,000	44,850
U.S. Treasury 4.375% 8/31/2028	16,000	16,139
U.S. Treasury 4.625% 9/30/2028	2,640	2,687
U.S. Treasury 4.375% 11/30/2028	220,840	222,971
U.S. Treasury 3.75% 12/31/2028	2,651	2,615
U.S. Treasury 1.75% 1/31/2029	25,000	22,762
U.S. Treasury 4.00% 1/31/2029	1,417	1,411
U.S. Treasury 2.625% 2/15/2029	40,000	37,728
U.S. Treasury 4.625% 4/30/2029	12,620	12,884
U.S. Treasury 4.50% 5/31/2029	357,750	363,675
U.S. Treasury 3.25% 6/30/2029	25,000	24,119
U.S. Treasury 2.625% 7/31/2029	63,533	59,590
U.S. Treasury 4.00% 7/31/2029	188,000	187,236
U.S. Government Securities Fund — Page 18 of 28

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 9/30/2029	USD9,600	$9,505
U.S. Treasury 4.125% 10/31/2029	99,341	99,508
U.S. Treasury 3.875% 12/31/2029	6,000	5,938
U.S. Treasury 3.50% 1/31/2030	57,025	55,430
U.S. Treasury 4.00% 2/28/2030	9,100	9,055
U.S. Treasury 0.625% 5/15/2030	30,880	25,667
U.S. Treasury 3.75% 5/31/2030	35,000	34,393
U.S. Treasury 4.00% 7/31/2030	8,355	8,307
U.S. Treasury 0.625% 8/15/2030	14,510	11,958
U.S. Treasury 4.625% 9/30/2030	193,820	198,862
U.S. Treasury 4.875% 10/31/2030	119,278	123,955
U.S. Treasury 4.375% 11/30/2030	35,000	35,461
U.S. Treasury 3.75% 12/31/2030	1,956	1,918
U.S. Treasury 4.25% 2/28/2031	8,000	8,053
U.S. Treasury 1.625% 5/15/2031	39,550	33,987
U.S. Treasury 4.25% 6/30/2031	120,000	120,830
U.S. Treasury 4.125% 10/31/2031	1,112	1,111
U.S. Treasury 1.375% 11/15/2031	20,000	16,680
U.S. Treasury 1.875% 2/15/2032	16,949	14,567
U.S. Treasury 2.75% 8/15/2032	7,514	6,820
U.S. Treasury 3.50% 2/15/2033	63,745	60,806
U.S. Treasury 3.875% 8/15/2033	185,841	181,674
U.S. Treasury 4.00% 2/15/2034	34,006	33,501
U.S. Treasury 4.375% 5/15/2034	76,116	77,169
U.S. Treasury 3.875% 8/15/2034	1,714	1,670
U.S. Treasury 4.25% 11/15/2034	16,603	16,680
U.S. Treasury 5.00% 5/15/2037	1,500	1,616
U.S. Treasury 4.625% 2/15/2040	580	599
U.S. Treasury 1.125% 5/15/2040	12,360	7,852
U.S. Treasury 1.125% 8/15/2040	33,890	21,348
U.S. Treasury 1.375% 11/15/2040	50,028	32,674
U.S. Treasury 1.875% 2/15/2041	32,949	23,268
U.S. Treasury 2.25% 5/15/2041	34,863	26,057
U.S. Treasury 1.75% 8/15/2041	62,480	42,677
U.S. Treasury 3.125% 11/15/2041	100	85
U.S. Treasury 2.375% 2/15/2042	20,300	15,217
U.S. Treasury 3.25% 5/15/2042[6]	49,623	42,451
U.S. Treasury 2.75% 8/15/2042	3,000	2,370
U.S. Treasury 3.375% 8/15/2042	2,850	2,475
U.S. Treasury 2.75% 11/15/2042	27,021	21,258
U.S. Treasury 3.875% 2/15/2043	11,970	11,101
U.S. Treasury 2.875% 5/15/2043	10,880	8,674
U.S. Treasury 3.875% 5/15/2043	19,985	18,498
U.S. Treasury 4.375% 8/15/2043	9,360	9,260
U.S. Treasury 4.50% 2/15/2044	32,000	32,090
U.S. Treasury 3.375% 5/15/2044	5,278	4,500
U.S. Treasury 2.50% 2/15/2045[6]	60,000	43,927
U.S. Treasury 3.00% 5/15/2045	3,350	2,670
U.S. Treasury 2.875% 8/15/2045	100	78
U.S. Treasury 2.50% 2/15/2046	8,997	6,510
U.S. Treasury 3.00% 2/15/2047	34,802	27,284
U.S. Treasury 2.75% 8/15/2047	14,222	10,612
U.S. Treasury 2.75% 11/15/2047	7,375	5,493
U.S. Treasury 3.00% 2/15/2048	15,529	12,100
U.S. Government Securities Fund — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 5/15/2048	USD6,500	$5,174
U.S. Treasury 3.00% 8/15/2048	27,802	21,603
U.S. Treasury 2.25% 8/15/2049	13,076	8,663
U.S. Treasury 2.375% 11/15/2049	17,921	12,192
U.S. Treasury 2.00% 2/15/2050[6]	61,360	38,225
U.S. Treasury 1.25% 5/15/2050[6]	124,750	63,798
U.S. Treasury 1.375% 8/15/2050	71,480	37,639
U.S. Treasury 1.625% 11/15/2050[6]	292,196	164,360
U.S. Treasury 1.875% 2/15/2051	42,054	25,242
U.S. Treasury 2.375% 5/15/2051	100,450	67,851
U.S. Treasury 2.00% 8/15/2051	72,004	44,400
U.S. Treasury 1.875% 11/15/2051	20,830	12,409
U.S. Treasury 2.25% 2/15/2052	500	327
U.S. Treasury 2.875% 5/15/2052	29,000	21,779
U.S. Treasury 4.00% 11/15/2052	11,214	10,451
U.S. Treasury 3.625% 2/15/2053	7,855	6,850
U.S. Treasury 4.125% 8/15/2053[6]	36,908	35,224
U.S. Treasury 4.75% 11/15/2053	84,718	89,642
U.S. Treasury 4.25% 2/15/2054	4,300	4,201
U.S. Treasury 4.625% 5/15/2054	71,042	73,851
U.S. Treasury 4.25% 8/15/2054[6]	104,362	102,104
U.S. Treasury, interest only, 0% 11/15/2040[6]	15,000	7,195
		7,529,566
U.S. Treasury inflation-protected securities 4.28%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	119,975	118,734
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[7]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[7]	42,821	41,734
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	96,412	93,648
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	45,783	43,953
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	444,888	442,669
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	59,815	52,973
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	86,110	85,764
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6,7]	46,474	35,916
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	1,920	1,209
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	24,748	21,337
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	24,674	24,522
		962,459
Total U.S. Treasury bonds & notes		8,492,025
Federal agency bonds & notes 1.43%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	271	268
Fannie Mae 0.625% 4/22/2025[6]	147,420	145,262
Fannie Mae 0.75% 10/8/2027	21,700	19,792
Fannie Mae 7.125% 1/15/2030	5,000	5,683
Fannie Mae 0.875% 8/5/2030	63,500	53,126
Federal Home Loan Bank 3.25% 11/16/2028	56,500	54,891
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,095
Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,982
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,871
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,544
Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,074
U.S. Government Securities Fund — Page 20 of 28

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		USD3,300	$3,310
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,284	1,217
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125	3,093
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		745	737
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		747	730
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,430	3,315
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		990	955
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		650	623
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		595	560
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		735	683
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		780	721
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	500
			323,032
Total bonds, notes & other debt instruments (cost: $21,637,533,000)			21,144,698
Short-term securities 18.20% Money market investments 11.53%		Shares
Capital Group Central Cash Fund 4.65%[8,9]		25,969,479	2,597,208
U.S. Treasury bills 6.40%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 12/19/2024	5.112%	USD100,000	99,786
U.S. Treasury 1/2/2025	4.356	100,000	99,613
U.S. Treasury 1/9/2025	4.306	300,000	298,579
U.S. Treasury 1/14/2025	4.380	200,000	198,934
U.S. Treasury 1/21/2025	4.384	250,000	248,454
U.S. Treasury 1/28/2025	4.170	350,000	347,531
U.S. Treasury 3/6/2025	4.350	150,000	148,289
			1,441,186
Federal agency bills & notes 0.27%
Interest bearing bills & notes 0.27%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[3]	4.585	60,000	60,000
Total short-term securities (cost: $4,098,090,000)			4,098,394
Options purchased (equity style) 0.04%
Options purchased (equity style)*			8,775
Total options purchased (equity style) (cost: $11,734,000)			8,775
Total investment securities 112.13% (cost: $25,747,357,000)			25,251,867
Total options written† (0.02)% (premium received: $5,816,000)			(4,211)
Other assets less liabilities (12.11)%			(2,726,424)
Net assets 100.00%			$22,521,232
U.S. Government Securities Fund — Page 21 of 28

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	1,249	12/13/2024	USD96.00	USD312,250	$749
3 Month SOFR Futures Option	422	12/13/2024	96.50	105,500	32
3 Month SOFR Futures Option	992	12/13/2024	97.50	248,000	6
3 Month SOFR Futures Option	1,249	12/13/2024	97.50	312,250	8
3 Month SOFR Futures Option	2,500	3/14/2025	97.00	625,000	109
3 Month SOFR Futures Option	5,193	6/13/2025	97.00	1,298,250	811
3 Month SOFR Futures Option	1,574	6/13/2025	98.00	393,500	89
3 Month SOFR Futures Option	2,328	9/12/2025	97.00	582,000	728
3 Month SOFR Futures Option	2,989	12/12/2025	97.00	747,250	1,812
					$4,344
Put
10 Year U.S. Treasury Note Futures Option	1,448	12/6/2024	USD110.00	USD144,800	$68
3 Month SOFR Futures Option	9,484	12/13/2024	94.38	2,371,000	59
3 Month SOFR Futures Option	5,989	12/13/2024	95.56	1,497,250	673
3 Month SOFR Futures Option	5,989	12/13/2024	95.81	1,497,250	3,631
					$4,431
					$8,775
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	992	12/13/2024	USD95.75	USD(248,000)	$(6)
3 Month SOFR Futures Option	422	12/13/2024	96.50	(105,500)	(58)
3 Month SOFR Futures Option	2,499	12/13/2024	97.00	(624,750)	(31)
3 Month SOFR Futures Option	2,500	3/14/2025	98.00	(625,000)	(32)
					$(127)
Put
10 Year U.S. Treasury Note Futures Option	1,448	12/6/2024	USD109.00	USD(144,800)	$(1)
3 Month SOFR Futures Option	5,990	12/13/2024	95.69	(1,497,500)	(1,834)
3 Month SOFR Futures Option	4,997	12/13/2024	95.75	(1,249,250)	(2,249)
					$(4,084)
					$(4,211)
U.S. Government Securities Fund — Page 22 of 28

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
30 Day Federal Funds Futures	Long	2,288	12/2/2024	USD909,171	$(218)
30 Day Federal Funds Futures	Long	2,603	2/3/2025	1,036,836	273
3 Month SOFR Futures	Long	7,811	3/19/2025	1,866,292	502
3 Month SOFR Futures	Long	6,694	6/18/2025	1,603,129	(12,312)
3 Month SOFR Futures	Short	116	9/17/2025	(27,833)	1
3 Month SOFR Futures	Long	193	6/17/2026	46,458	(337)
2 Year U.S. Treasury Note Futures	Long	46,894	4/3/2025	9,665,293	17,914
5 Year U.S. Treasury Note Futures	Long	45,465	4/3/2025	4,892,105	27,473
10 Year Ultra U.S. Treasury Note Futures	Long	11,625	3/31/2025	1,334,514	21,689
10 Year U.S. Treasury Note Futures	Long	8,018	3/31/2025	891,501	6,623
20 Year U.S Treasury Note Futures	Short	11,643	3/31/2025	(1,391,338)	(29,262)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,789	3/31/2025	481,914	8,154
					$40,500
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD6,620,600	$(787)	$—	$(787)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	3,503	—	3,503
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	3,502	—	3,502
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	4,019	—	4,019
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	570	—	570
4.8189%	Annual	SOFR	Annual	8/25/2025	103,000	336	—	336
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	448	—	448
SOFR	Annual	4.63358%	Annual	10/31/2025	17,242	(55)	—	(55)
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	51,352	(4)	—	(4)
4.184%	Annual	SOFR	Annual	1/10/2026	51,352	(15)	—	(15)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	116	—	116
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	54	—	54
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	49	—	49
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	33	—	33
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	33	—	33
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	30	—	30
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	27	—	27
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	1,735	—	1,735
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	1,730	—	1,730
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	3,939	—	3,939
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	1,971	—	1,971
4.8755%	Annual	SOFR	Annual	4/18/2026	176,000	1,715	—	1,715
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	4,122	—	4,122
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	3,462	—	3,462
4.659%	Annual	SOFR	Annual	5/17/2026	683,600	5,132	—	5,132
U.S. Government Securities Fund — Page 23 of 28

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.5265%	Annual	6/18/2026	USD66,200	$(416)	$—	$(416)
SOFR	Annual	4.528%	Annual	6/18/2026	66,300	(418)	—	(418)
SOFR	Annual	4.5335%	Annual	6/18/2026	132,500	(846)	—	(846)
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(726)	—	(726)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(1,169)	—	(1,169)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(1,284)	—	(1,284)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(399)	—	(399)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	(777)	—	(777)
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	4,666	—	4,666
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(2,049)	—	(2,049)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(513)	—	(513)
3.616%	Annual	SOFR	Annual	2/20/2028	64,000	(45)	—	(45)
3.624%	Annual	SOFR	Annual	2/20/2028	133,000	(74)	—	(74)
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	(21)	—	(21)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(880)	—	(880)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	3,385	—	3,385
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	485	—	485
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	466	—	466
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	399	—	399
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	35,099	—	35,099
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(878)	—	(878)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(725)	—	(725)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(601)	—	(601)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(618)	—	(618)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(615)	—	(615)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(965)	—	(965)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(712)	—	(712)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(752)	—	(752)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(872)	—	(872)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(828)	—	(828)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(847)	—	(847)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(4,162)	—	(4,162)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	17,746	—	17,746
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(151)	—	(151)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(353)	—	(353)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	931	—	931
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	352	—	352
SOFR	Annual	4.061%	Annual	8/24/2033	41,000	(1,107)	—	(1,107)
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	(775)	—	(775)
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	(285)	—	(285)
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	442	—	442
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	3,410	—	3,410
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,322)	—	(1,322)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(1,158)	—	(1,158)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(1,450)	—	(1,450)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	7,821	—	7,821
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	1,766	—	1,766
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	1,747	—	1,747
U.S. Government Securities Fund — Page 24 of 28

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.974%	Annual	4/17/2053	USD10,400	$1,138	$—	$1,138
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,021	—	1,021
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	940	—	940
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	911	—	911
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	937	—	937
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,223	—	1,223
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	2,015	—	2,015
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	953	—	953
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	900	—	900
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	981	—	981
SOFR	Annual	3.6815%	Annual	2/20/2054	36,100	(637)	—	(637)
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763	(667)	—	(667)
SOFR	Annual	3.7205%	Annual	2/21/2054	30,136	(743)	—	(743)
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	912	—	912
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	1,301	—	1,301
						$96,771	$—	$96,771
Investments in affiliates9

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 11.53%
Money market investments 11.53%
Capital Group Central Cash Fund 4.65%[8]	$2,702,154	$2,193,654	$2,297,985	$51	$(666)	$2,597,208	$31,493

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,220,000, which represented .06% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $221,440,000, which represented .98% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 11/30/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
U.S. Government Securities Fund — Page 25 of 28

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,179,663,000. The average month-end notional amount of futures contracts while held was $24,467,467,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $11,414,832,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
U.S. Government Securities Fund — Page 26 of 28

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,329,641	$—	$12,329,641
U.S. Treasury bonds & notes	—	8,492,025	—	8,492,025
Federal agency bonds & notes	—	323,032	—	323,032
Short-term securities	2,597,208	1,501,186	—	4,098,394
Options purchased on futures (equity style)	8,775	—	—	8,775
Total	$2,605,983	$22,645,884	$—	$25,251,867

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$82,629	$—	$—	$82,629
Unrealized appreciation on centrally cleared interest rate swaps	—	128,473	—	128,473
Liabilities:
Value of options written	(4,211)	—	—	(4,211)
Unrealized depreciation on futures contracts	(42,129)	—	—	(42,129)
Unrealized depreciation on centrally cleared interest rate swaps	—	(31,702)	—	(31,702)
Total	$36,289	$96,771	$—	$133,060
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
U.S. Government Securities Fund — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-022-0125
U.S. Government Securities Fund — Page 28 of 28